Notes on the Consolidated Balance Sheet - Other assets (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Consolidated Balance Sheet [Abstract]
Prepaid expenses	€ 2,966	€ 2,170
VAT receivables and deposits	103	820
Receivables against tax authorities	0	237
Other receivables and assets	67	92
- thereof non-current	251	271
- thereof current	2,885	3,048	[1]
Other assets	€ 3,136	€ 3,319

[1]	(1) Comparative figures for the year ended December 31, 2018 were restated for errors. For further information, see Note 8.4.